Share-based Compensation - Summary of Assumptions Used to Determine the Fair Value of Share Options Granted (Detail)	12 Months Ended
Dec. 31, 2024 $ / shares
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years	9 years 10 months 24 days
Volatility	78.00%
Discount rate	4.20%
Fair value per ordinary share	$ 4.77
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years	9 years 3 months 18 days
Volatility	74.30%
Discount rate	3.70%
Fair value per ordinary share	$ 7.17